DERIVATIVES AND HEDGING ACTIVITES (Schedule of Net (Gains) Losses Reclassified from Accumulated Other Comprehensive Income (Loss) to Operating Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Derivatives designated as hedging instruments:
Gain recognized in Statements of Comprehensive Income	$ 75	$ (67)	$ 173
Derivatives not designated as hedging instruments:
Total	191	598	711
Foreign exchange options and forward contracts [Member]
Derivatives designated as hedging instruments:
Gain recognized in Statements of Comprehensive Income	(75)
Derivatives not designated as hedging instruments:
Total	(75)
Foreign exchange options and forward contracts [Member] | Operating expenses [Member]
Derivatives designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income	167	764	272
Foreign exchange options and forward contracts [Member] | Financial expenses [Member]
Derivatives not designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income	24	(166)	59
SWAP [Member] | Financial expenses [Member]
Derivatives not designated as hedging instruments:
Gain (loss) recognized in Consolidated Statements of Income	$ 0	$ 0	$ 380